Short Term Debt (short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short term debt revolving and non revolving credit facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,065	$ 2,024
Credit Facility Advances	1,186	1,241
Letters of Credit Outstanding, Amount	3	3
Total advances under available facilities	1,189	1,244
Available capacity under existing agreements	876	780
TECO Energy Inc. and TECO Finance Inc. [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 546	376
Line of Credit Facility, Expiration Date	Mar. 22, 2022
TECO Energy Inc. and TECO Finance Inc. [Member] | Finance Term Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 682	502
Line of Credit Facility, Expiration Date	Mar. 22, 2019
Tampa Electric Division [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 443	408
Line of Credit Facility, Expiration Date	Mar. 22, 2022
Tampa Electric Division [Member] | Accounts Receivable Revolving Credit Facility
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 205	188
Line of Credit Facility, Expiration Date	Dec. 31, 2021
Tampa Electric Division [Member] | Finance Term Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 0	377
Line of Credit Facility, Expiration Date	Dec. 31, 2018
New Mexico Gas Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 171	157
Line of Credit Facility, Expiration Date	Mar. 22, 2022
Grand Bahama Power Company Limited [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 18	$ 16
Line of Credit Facility, Expiration Date	Dec. 31, 2019